Credit Impairment Losses and Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit impairment loss and provisions [Abstract]
Impairment losses on loans and advances to banks	£ 0	£ 0
Impairment losses on Non-trading reverse repurchase agreements	0	0
Impairment losses on other financial assets at amortised cost	0	0
Impairment losses on financial assets at FVOCI	£ 0	£ 0